Notes and Other Debts Payable, net (Details Narrative) - Landsea Homes [Member] - USD ($) $ in Thousands	9 Months Ended	13 Months Ended
	Sep. 30, 2020	Apr. 15, 2021	Apr. 15, 2020	Dec. 31, 2019
LOC [Member]
Interest rates	5.25%
Proceeds from line of credit	$ 70,000
Revolver [Member]
Interest rates	5.50%			6.00%
Construction Loans [Member] | Minimum [Member]
Interest rates	5.00%			5.50%
Construction Loans [Member] | Maximum [Member]
Interest rates	6.00%			6.35%
Related Party Loan [Member]
Interest rates	8.25%			8.25%
EB-5 notes payable [Member]
Interest rates				4.00%
EB-5 notes payable [Member] | Minimum [Member]
Interest rates	4.00%
EB-5 notes payable [Member] | Maximum [Member]
Interest rates	6.00%
Paycheck Protection Program [Member]
Interest rates			1.00%
Proceeds from loan		$ 4,300